Deposits (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Demand non-interest bearing
Domestic	$ 3,727,802	$ 3,790,875
Foreign	758,406	821,469
Total demand non-interest bearing	4,486,208	4,612,344
Savings and interest-bearing demand
Domestic	3,427,721	3,317,461
Foreign	1,321,257	1,282,496
Total savings and interest-bearing demand	4,748,978	4,599,957
$100,000 or more
Time, certificate of deposit	2,545,671
Less than $100,000
Domestic	327,741	317,220
Foreign	327,908	315,503
Total time, certificates of deposit	3,201,320	2,899,543
Total deposits	12,436,506	12,111,844
Savings and interest-bearing demand
Domestic	57,594	56,759	$ 42,148
Foreign	25,326	25,153	18,189
Total savings and interest-bearing demand	82,920	81,912	60,337
$100,000 or more
Domestic	32,337	32,283	18,597
Foreign	52,134	47,420	25,471
Less than $100,000
Domestic	9,344	8,748	4,592
Foreign	9,101	8,517	4,498
Total time, certificates of deposit	102,916	96,968	53,158
Total interest expense on deposits	185,836	178,880	$ 113,495
Domestic
$100,000 or more
Time, certificate of deposit	967,848	876,254
Foreign
$100,000 or more
Time, certificate of deposit	$ 1,577,823	$ 1,390,566